Change in Accounting Policy (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of voluntary change in accounting policy [line items]
Loss for the year	$ 17,674	$ 36,500
Share-based compensation	1,059	1,838
Depreciation of fixed assets	262	253
Prepaid expenses and deposits	342	(886)
Accounts payable and accrued liabilities	(251)	279
Cash used in operating activities	(17,844)	(41,317)
Exploration and evaluation costs		0
Mineral property acquisition costs	(1,386)	(1,323)
Cash used in investing activities	$ (1,438)	(1,226)
As previously reported
Disclosure of voluntary change in accounting policy [line items]
Loss for the year		330
Share-based compensation		1,071
Depreciation of fixed assets		0
Prepaid expenses and deposits		(901)
Accounts payable and accrued liabilities		140
Cash used in operating activities		(6,321)
Exploration and evaluation costs		(36,319)
Mineral property acquisition costs		0
Cash used in investing activities		(36,222)
Adjustment
Disclosure of voluntary change in accounting policy [line items]
Loss for the year		36,170
Share-based compensation		767
Depreciation of fixed assets		253
Prepaid expenses and deposits		15
Accounts payable and accrued liabilities		139
Cash used in operating activities		(34,996)
Exploration and evaluation costs		36,319
Mineral property acquisition costs		(1,323)
Cash used in investing activities		$ 34,996